Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of The Funded Status Of The Plan
The funded status of the plan and the amounts not yet recognized in the Consolidated Statement of Operations and the amounts recognized in the Consolidated Balance Sheet are as follows:

	December 31,
	2011	2012
Defined benefit obligations	(9,485)	(8,357)
Fair value of plan assets	4,090	4,794
Funded status/(deficit)	(5,395)	(3,563)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets
The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	8,805	9,485
Current service cost	664	731
Interest on obligation	107	121
Actuarial losses (gains)	(53)	(436)
Benefits paid	(176)	(423)
Curtailment and settlement	(630)	—
Foreign currency translation effect	768	(1,121)
Balance December 31	9,485	8,357

Fair value of plan assets
Balance January 1	3,189	4,090
Expected return on plan assets	103	144
Actuarial losses (gains)	(219)	52
Company contribution	852	1,544
Benefits paid	(176)	(423)
Foreign currency translation effect	341	(613)
Balance December 31	4,090	4,794

Schedule Of Net Periodic Benefit Cost
The net periodic benefit cost consists of the following:

	December 31,
	2010	2011	2012
Current service cost	629	664	731
Interest on obligation	139	107	121
Expected return on plan assets	(77)	(103)	(144)
Amortization deferred actuarial loss	1	6	46
Amortization of past service cost	—	(12)	(55)
Net periodic pension benefit cost	692	662	699

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost
The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2010	2011	2012
Discount rate for obligations	1.25%	1.25%	1.55%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%

Schedule Of Allocation Of Plan Assets	The allocation of plan assets is as follows:

	December 31,
	2011		2012
Equity	940	23%	1,087	23%
Bonds	2,488	61%	2,957	62%
Loans	368	9%	463	10%
Real estate	66	2%	72	2%
Other	228	6%	215	4%
	4,090	100%	4,794	100%

Back-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of The Funded Status Of The Plan
In the case of unfunded plans, the recognized pension liability is equal to the DBO adjusted by unrecognized past service cost. In the case of funded plans, the fair value of the plan assets is offset against the benefit obligations. The net amount, after adjusting for the effects of unrecognized past service cost, is recognized as a pension liability or prepaid pension asset.

	December 31,
	2011	2012
Defined benefit obligations	(22,303)	(33,987)
Fair value of plan assets	21,364	27,035
Funded status/(deficit)	(939)	(6,952)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets
The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	—	22,303
Obligation assumed in the acquisition of SEAS	22,305	—
Current service cost	1,502	1,691
Interest on obligation	898	1,095
Past service costs	—	104
Actuarial losses (gains)	(2,662)	8,532
Benefits paid	(26)	(55)
Transfers	(65)	85
Contribution participants	89	222
Foreign currency translation effect	262	10
Balance December 31	22,303	33,987

Fair value of plan assets
Balance January 1	—	21,364
Fair value of plan assets at completion date of acquisition of SEAS	22,199	—
Expected return	673	853
Actuarial (losses) gains	(1,646)	2,981
Contribution participants	89	222
Contribution employer	—	1,615
Foreign currency translation effect	49	—
Balance December 31	21,364	27,035

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost
The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2011	2012
Discount rate for obligations	5.25%	3.50%
Expected return on plan assets	4.00%	3.50%
Expected rate of compensation increase	2.26%	2.25%

Schedule Of Allocation Of Plan Assets
The allocation of plan assets is as follows:

	December 31,
	2011		2012
Equity	3,418	16%	5,677	21%
Fixed income and corporate bonds	17,519	82%	20,817	77%
Cash and other assets	427	2%	541	2%
	21,364	100%	27,035	100%

Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of The Funded Status Of The Plan
The reconciliation of the funded status of the other post-employment benefit plans to the amount recognized in the consolidated statement of financial position per December 31, 2012 is as follows:

Defined benefit obligation (unfunded)	1,634

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets
The reconciliation of the changes in the benefit obligation for the other post-employment benefits for the year ended December 31, 2012 is as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	1,470	1,414
Current service cost	63	45
Interest on obligation	65	69
Actuarial losses / (gains)	(174)	372
Benefits paid	(18)	(181)
Transfers	—	(85)
Foreign currency translation effect	8	—
Balance December 31	1,414	1,634

Schedule Of Net Periodic Benefit Cost
The components of the principal pension benefit plans and the other post-employment benefit plans recognized in the consolidated statement of operations in respect of these defined benefit plans and other post-employment benefits for year ended December 31, 2012 are as follows:

	December 31, 2011			December 31, 2012
	Principal defined benefit plans	Other post- employment benefit plans	Total	Principal defined benefit plans	Other post- employment benefit plans	Total
Current service cost	(1,502)	(63)	(1,565)	(1,691)	(45)	(1,736)
Interest on obligation	(897)	(65)	(962)	(1,095)	(69)	(1,164)
Past service cost	—	—	—	(104)	—	(104)
Expected return on plan assets	673	—	673	853	—	853
Net periodic pension benefit cost	(1,726)	(128)	(1,854)	(2,037)	(114)	(2,151)

Other Retirement Benefit Obligations ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Expected To Pay Benefits For Subsequent Years
The Company expects to pay benefits for years subsequent to December 31, 2012 as follows:

	Front-end segment	Back-end segment	Total
2013	250	168	418
2014	254	143	397
2015	307	227	534
2016	431	321	752
2017	451	400	851
Aggregate for the years 2018-2022	3,495	4,259	7,754
Total	5,188	5,518	10,706

Schedule Of Retirement Plan Costs
Retirement plan costs for ASMI consolidated consist of the following:

	December 31,
	2010	2011	2012
Defined contribution plans	10,423	15,990	16,952
Multi-employer plans	1,207	1,111	1,420
Defined benefit plans	673	1,844	2,779
Total retirement plan costs	12,303	18,945	21,151

Employee Stock Option Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Changes in Options Outstanding
The following is a summary of changes in options outstanding:

	Number of options	Weighted average exercise price in US$	Number of options	Weighted average exercise price in €
Balance January 1, 2010	822,900	19.00	927,258	14.89
Options granted	42,000	35.01	64,500	22.53
Options forfeited	(35,700)	19.73	(67,185)	16.97
Options exercised	(143,140)	16.83	(165,110)	13.12
Balance December 31, 2010	686,060	20.40	759,463	15.74
Options granted	—	—	687,114	22.33
Options forfeited	(1,080)	16.65	—	—
Options exercised	(169,870)	19.10	(126,620)	14.82
Balance December 31, 2011	515,110	20.83	1,319,957	19.08
Options granted	—	—	708,891	27.04
Options forfeited	(29,400)	20.63	(44,500)	15.49
Options exercised	(85,310)	20.42	(59,660)	15.08
Balance December 31, 2012	400,400	20.94	1,924,688	22.22

Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices
On December 31, 2012 options outstanding and options exercisable classified by range of exercise prices are:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
In US$		In years	In US$		In US$
1.00-10.00	50,000	6.13	7.50	18,000	7.41
10.00-15.00	66,500	3.21	11.94	41,420	11.84
15.00-20.00	30,900	4.54	18.35	18,500	17.98
20.00-30.00	211,000	4.08	24.54	117,400	25.12
30.00-40.00	42,000	4.00	35.01	16,800	35.01
US$1.00-40.00	400,400	4.22	20.94	212,120	21.18
In €		In years	In €		In €
1.00-10.00	11,200	0.89	7.90	6,000	7.79
10.00-15.00	130,500	3.07	12.65	127,060	12.69
15.00-20.00	378,983	3.43	16.27	218,383	17.00
20.00-25.00	655,614	6.00	22.33	—	—
20.00-30.00	748,391	6.84	27.01	15,800	26.50
€1.00-30.00	1,924,688	5.59	22.22	367,243	15.77

Schedule Of Black-Scholes Weighted Average Assumptions
The cost relating to employee stock options is measured at fair value on the grant date. The fair value was determined using the Black-Scholes option valuation model with the following weighted average assumptions:

	December 31,
	2011	2012
Expected life (years)	7	7
Risk free interest rate	3.51%	3.28%
Dividend yield	0.32%	0.64%
Expected volatility	40.9%	41.98%